EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of expenses by nature
The following employee benefits expenses are included in cost of sales, general and administrative expenses, exploration expenses and other expenses.

	Years ended December 31,
	2021	2020
Salaries, short-term incentives, and other benefits	$219.6	$228.3
Share-based compensation	6.3	11.5
Other	5.6	5.7
	$231.5	$245.5